Q2 2021 Product Sales quarterly sequential analysis (Unreviewed)	6 Months Ended
Jun. 30, 2021
Q2 2021 Product Sales quarterly sequential analysis (Unreviewed)
Q2 2021 Product Sales quarterly sequential analysis (Unreviewed)

9)  Table 52: Q2 2021 - Product Sales quarterly sequential analysis (Unreviewed)[76]

The sequential quarterly information in respect of the three months ended 30 June 2021 included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP.

	Q1 2021			Q2 2021
		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change
Oncology	2,981	3	1	3,286	10	11
Tagrisso	1,149	(1)	(3)	1,306	14	14
Imfinzi	556	-	(1)	604	9	10
Lynparza	543	9	8	588	8	9
Calquence	209	15	15	280	34	34
Koselugo	21	23	23	26	23	22
Enhertu	1	n/m	n/m	3	n/m	n/m
Zoladex*	221	2	-	244	10	11
Faslodex*	122	(6)	(8)	105	(14)	(12)
Iressa*	61	(9)	(11)	47	(23)	(22)
Arimidex*	44	22	18	29	(34)	(33)
Casodex*	42	7	5	41	(2)	(1)
Others	12	(4)	(6)	13	13	11
BioPharmaceuticals: CVRM	1,912	4	1	2,023	6	6
Farxiga	624	6	4	732	17	18
Brilinta	374	3	1	375	-	1
Bydureon	103	(16)	(17)	95	(8)	(7)
Onglyza	101	(3)	(6)	99	(2)	(2)
Byetta	16	(14)	(15)	16	(4)	(7)
Other diabetes	13	7	1	15	14	14
Lokelma	33	16	18	39	21	21
Roxadustat	39	n/m	n/m	51	32	32
Crestor*	274	(8)	(9)	265	(3)	(3)
Seloken/Toprol-XL*	250	25	21	266	6	7
Atacand*	34	(45)	(45)	23	(35)	(32)
Others	51	12	10	47	(7)	(10)
BioPharmaceuticals: Respiratory & Immunology	1,541	1	(1)	1,420	(8)	(7)
Symbicort	691	2	-	680	(2)	(1)
Pulmicort	330	(10)	(13)	167	(50)	(49)
Fasenra	260	(8)	(9)	320	23	23
Daliresp	60	11	10	54	(10)	(9)
Bevespi	13	7	8	13	1	3
Breztri	27	n/m	n/m	56	n/m	n/m
Others	160	28	25	130	(19)	(19)
Other medicines	548	(25)	(26)	454	(17)	(16)
Nexium*	403	7	5	336	(17)	(15)
Synagis*	24	(69)	(69)	24	1	1
Seroquel XR/IR*	29	51	38	21	(29)	(22)
Losec/Prilosec*	54	39	36	46	(14)	(15)
FluMist*	2	(99)	(99)	1	(51)	(71)
Others	36	(6)	(4)	26	(28)	(32)
COVID-19	275	n/m	n/m	862	n/m	n/m
Pandemic COVID-19 vaccine	275	n/m	n/m	862	n/m	n/m
Total Product Sales	7,257	4	1	8,045	11	12

[76] The table provides an analysis of sequential quarterly Product Sales, with Actual and CER growth rates reflecting quarter-on-quarter growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals. *Denotes a legacy medicine.